SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

Operating segments are components for an enterprise of which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Partnership’s methods of internal reporting and management structure, we consider that we operate in one segment, the LNG market. During the nine months ended September 30, 2017 and 2016, our fleet operated under time charters with nine charterers, Petrobras, Dubai Supply Authority (“DUSUP”), Pertamina, the Hashemite Kingdom of Jordan (“Jordan”), PT Nusantara Regas (“PTNR”), Royal Dutch Shell plc, Eni S.p.A., Kuwait National Petroleum Company (“KNPC”) and Golar. Petrobras is a Brazilian energy company. DUSUP is a government entity which is the sole supplier of natural gas to the Emirates. Pertamina is the state-owned oil and gas company of Indonesia. PTNR is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia. Royal Dutch Shell plc is headquartered in the Netherlands. Eni S.p.A is an integrated energy company headquartered in Italy. KNPC is a subsidiary of Kuwait Petroleum Corporation, the state-owned oil and gas company of Kuwait.

For the three and nine months ended September 30, 2017 and 2016, revenues from the following charterers accounted for over 10% of our consolidated revenues:

	Three months ended September 30,				Nine months ended September 30,
(in thousands of $)	2017		2016		2017		2016
Petrobras	15,553	15%	25,872	23%	88,051	26%	75,542	23%
PTNR	18,181	17%	16,966	15%	54,314	16%	50,807	16%
Jordan	14,391	14%	14,344	13%	42,705	12%	42,721	13%
DUSUP	10,852	10%	11,613	10%	33,999	10%	34,852	11%
KNPC	14,252	13%	14,252	13%	33,394	10%	33,402	10%

Geographic segment data

The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Revenues	Three months ended September 30		Nine months ended September 30
(in thousands of $)	2017	2016	2017	2016
Brazil	15,553	25,872	88,051	75,542
Indonesia	18,181	16,966	54,314	50,807
Jordan	14,391	14,344	42,705	42,721
United Arab Emirates	10,852	11,613	33,999	34,852
Kuwait	14,252	14,252	33,394	33,402

Fixed assets, net	September 30,	December 31,
(in thousands of $)	2017	2016
Brazil	218,663	347,366
Jordan	272,039	278,588
Kuwait	261,275	267,055
Indonesia	180,699	191,139
United Arab Emirates	113,289	122,078